Schedule of Investments (unaudited) July 31, 2023	BlackRock Unconstrained Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Denmark — 6.1%
Novo Nordisk A/S, Class B	148,299	$23,913,539

France — 8.8%
LVMH Moet Hennessy Louis Vuitton SE	37,145	34,499,070

Italy — 4.3%
Ferrari NV	52,690	16,891,710

Netherlands — 7.8%
ASML Holding NV	42,973	30,780,218

Switzerland — 4.1%
Lonza Group AG, Registered Shares	27,371	15,903,534

United Kingdom — 3.1%
Spirax-Sarco Engineering PLC	86,554	12,361,620

United States — 65.6%
Alphabet, Inc., Class C(a)	145,158	19,321,981
ANSYS, Inc.(a)	45,621	15,606,944
Cadence Design Systems, Inc.(a)	107,270	25,102,253
Costco Wholesale Corp.	30,349	17,015,774
Floor & Decor Holdings, Inc., Class A(a)(b)	107,045	12,294,118
Intuit, Inc.	30,947	15,835,580
Intuitive Surgical, Inc.(a)	43,652	14,160,709
Masimo Corp.(a)	36,457	4,458,691
Mastercard, Inc., Class A	47,992	18,922,286
Microsoft Corp.	110,585	37,147,713
NIKE, Inc., Class B	78,774	8,695,862
S&P Global, Inc.	45,128	17,803,447
Thermo Fisher Scientific, Inc.	15,082	8,274,890
VeriSign, Inc.(a)	60,841	12,834,409
Verisk Analytics, Inc.	58,600	13,415,884
Visa, Inc., Class A	68,312	16,239,812

		257,130,353

Total Long-Term Investments — 99.8%
(Cost: $333,926,369)		391,480,044

Security	Shares	Value
Short-Term Securities

Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(c)(d)	1,124,655	$1,124,655
SL Liquidity Series, LLC, Money Market Series, 5.47%(c)(d)(e)	7,845,658	7,847,227

		8,971,882

	Par (000)

Time Deposits — 0.0%

Denmark — 0.0%
Brown Brothers Harriman & Co., 1.99%, 08/01/23	DKK 25	3,688

Total Short-Term Securities — 2.3%
(Cost: $8,972,593)		8,975,570

Total Investments — 102.1%
(Cost: $342,898,962)		400,455,614

Liabilities in Excess of Other Assets — (2.1)%		(8,349,765)

Net Assets — 100.0%		$392,105,849

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$575,894	$548,761	(a)	$—	$—	$—	$1,124,655	1,124,655	$37,200		$—
SL Liquidity Series, LLC, Money Market Series	6,646,180	1,200,243	(a)	—	(54)	858	7,847,227	7,845,658	3,697	(b)	—

					$(54)	$858	$8,971,882		$40,897		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Unconstrained Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$—	$23,913,539	$—	$23,913,539
France	—	34,499,070	—	34,499,070
Italy	—	16,891,710	—	16,891,710
Netherlands	—	30,780,218	—	30,780,218
Switzerland	—	15,903,534	—	15,903,534
United Kingdom	—	12,361,620	—	12,361,620
United States	257,130,353	—	—	257,130,353
Short-Term Securities
Money Market Funds	1,124,655	—	—	1,124,655
Time Deposits	—	3,688	—	3,688

	$258,255,008	$134,353,379	$—	392,608,387

Investments Valued at NAV(a)				7,847,227

				$400,455,614

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Currency Abbreviation

DKK	Danish Krone

Portfolio Abbreviation

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	2